RELATED-PARTY TRANSACTIONS (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)
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RELATED-PARTY TRANSACTIONS
Related Party Transaction, Amounts of Transaction	₽ 42	$ 0.6	₽ 22